Discontinued Operation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues	$ 20,527,588	$ 21,484,736
Cost of revenues	16,297,239	16,717,284
Operating expenses	972,093	2,450,781
Income from operations	3,258,256	2,316,671
Provision for income taxes	1,454,950	1,447,722
Loss from discontinued operations	(60,874)	(662,522)
Discontinued Operation [Member]
Revenues	54,697	41,851
Cost of revenues	2,292	6,674
Gross profit (loss)	52,405	35,177
Operating expenses	60,145	639,360
Income from operations	(7,740)	(604,183)
Other expenses, net	(53,134)	(58,339)
Loss before income taxes	(60,874)	(662,522)
Provision for income taxes	0	0
Loss from discontinued operations	$ (60,874)	$ (662,522)